Scheduled Maturities Of Time Deposits (Scheduled Maturities Time Deposits Of $100,000 Or More) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Scheduled Maturities Of Time Deposits [Abstract]
Within one year	$ 166,285	$ 149,677
Over one through two years	58,320	52,961
Over two through three years	28,490	31,869
Over three through four years	39,004	15,655
Over four through five years	9,704	25,244
Over five years		343
Time Deposits, $100,000 or More, Total	$ 301,803	$ 275,749